Equity (Components of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	$ 5,034	$ 2,158	$ 4,008
OCI before reclassifications	(4,846)	3,476	(2,580)
Deferred income tax benefit (expense)	1,711	(1,205)	883
AOCI before reclassifications, net of income tax	1,899	4,429	2,311
Amounts reclassified from AOCI	1,212	932	(235)
Deferred income tax benefit (expense)	(426)	(327)	82
Amounts reclassified from AOCI, net of income tax	786	605	(153)
Balance end of period	2,685	5,034	2,158
Unrealized Investment Gains (Losses), Net of Related Offsets
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	6,200	3,468	5,654
OCI before reclassifications	(4,839)	4,095	(3,321)
Deferred income tax benefit (expense)	1,715	(1,409)	1,145
AOCI before reclassifications, net of income tax	3,076	6,154	3,478
Amounts reclassified from AOCI	405	70	(16)
Deferred income tax benefit (expense)	(144)	(24)	6
Amounts reclassified from AOCI, net of income tax	261	46	(10)
Balance end of period	3,337	6,200	3,468
Unrealized Gains (Losses) on Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	1,073	236	685
OCI before reclassifications	(19)	606	(677)
Deferred income tax benefit (expense)	6	(212)	237
AOCI before reclassifications, net of income tax	1,060	630	245
Amounts reclassified from AOCI	578	682	(14)
Deferred income tax benefit (expense)	(202)	(239)	5
Amounts reclassified from AOCI, net of income tax	376	443	(9)
Balance end of period	1,436	1,073	236
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	(3)	31	18
OCI before reclassifications	(101)	(44)	22
Deferred income tax benefit (expense)	30	10	(9)
AOCI before reclassifications, net of income tax	(74)	(3)	31
Amounts reclassified from AOCI	0	0	0
Deferred income tax benefit (expense)	0	0	0
Amounts reclassified from AOCI, net of income tax	0	0	0
Balance end of period	(74)	(3)	31
Defined Benefit Plans Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	(2,236)	(1,577)	(2,349)
OCI before reclassifications	113	(1,181)	1,396
Deferred income tax benefit (expense)	(40)	406	(490)
AOCI before reclassifications, net of income tax	(2,163)	(2,352)	(1,443)
Amounts reclassified from AOCI	229	180	(205)
Deferred income tax benefit (expense)	(80)	(64)	71
Amounts reclassified from AOCI, net of income tax	149	116	(134)
Balance end of period	$ (2,014)	$ (2,236)	$ (1,577)